Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2017
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Net Defined Benefit Liabilities
17.	Net Defined Benefit Liabilities

The amounts recognized in the statements of financial position are determined as follows:

(in millions of Korean won)	2016		2017
Present value of defined benefit obligations	￦	1,713,184	￦	1,911,166
Fair value of plan assets		(1,334,780)		(1,519,779)

Liabilities	￦	378,404	￦	396,079

Assets in the statement of financial position	￦	—	￦	3,692

Changes in the defined benefit obligations for the years ended December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Beginning	￦	1,601,974	￦	1,713,184
Current service cost		205,114		210,336
Interest expense		37,378		38,994
Benefit paid		(127,581)		(154,600)
Changes due to settlements of plan		(424)		(61)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		(53,407)		3,353
Actuarial gains and losses arising from changes in financial assumptions		26,717		36,946
Actuarial gains and losses arising from experience adjustments		18,809		63,583
Changes in scope of Consolidation		4,604		(569)

Ending	￦	1,713,184	￦	1,911,166

Changes in the fair value of plan assets for the years ended December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Beginning	￦	1,077,891	￦	1,334,780
Interest income		25,237		30,303
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(2,323)		(5,557)
Benefits paid		(88,876)		(130,510)
Employer contributions		322,851		290,895
Changes in scope of consolidation		—		(132)

Ending	￦	1,334,780	￦	1,519,779

For the year ended December 31, 2018, reasonable estimation for expected employer contributions is ￦197,942 million.

Amounts recognized in the statement of profit or loss for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Current service cost	￦	200,994	￦	205,114	￦	210,336
Net Interest cost		16,793		12,141		8,691
Past service cost		—		424		(61)
Transfer out		(11,942)		(8,737)		(9,196)
Transfer to discontinued operation		(3,031)		—		—

Total expenses	￦	202,814	￦	208,942	￦	209,770

Principal actuarial assumptions used are as follows:

	2015.12.31	2016.12.31	2017.12.31
Discount rate	2.43%	2.43%	2.76%
Future salary increase	4.06%	4.10%	4.51%

The sensitivity of the defined benefit obligations as of December 31, 2017, to changes in the principal assumptions is:

(in percentage, in millions of Korean won )	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption		Decrease in assumption
Discount rate	0.5% point	￦	(62,000)	￦	76,560
Salary growth rate	0.5% point		71,273		(57,848)

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

The above sensitivity analyses are based on an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.

The Group actively monitors how the duration and the expected yield of the investments match the expected cash outflows arising from the pension obligations. Expected contributions to post-employment benefit plans for the year ending December 31, 2018, are ￦197,942 million.

The expected maturity analysis of undiscounted pension benefits as at December 31, 2017, is as follows:

(in millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	142,963	￦	179,612	￦	627,302	￦	3,763,601	￦	4,713,478

The weighted average duration of the defined benefit obligations is 7.6 years.